THE TAIWAN FUND, INC.

Schedule of Investments / November 30, 2024 (Showing Percentage of Net Assets) (unaudited)

	SHARES	US $ VALUE
COMMON STOCKS – 91.1%
COMMUNICATION SERVICES — 1.4%
Diversified Telecommunication Services — 1.4%
Chunghwa Telecom Co. Ltd.	1,285,000	$4,865,776
TOTAL COMMUNICATION SERVICES		4,865,776
CONSUMER DISCRETIONARY — 8.2%
Hotels, Restaurants & Leisure — 0.5%
Gourmet Master Co. Ltd.	526,000	1,549,678
Household Durables — 2.8%
Nien Made Enterprise Co. Ltd.	799,000	9,838,993
Leisure Products — 2.5%
Giant Manufacturing Co. Ltd.	520,000	2,433,273
Merida Industry Co. Ltd.	1,290,000	6,354,093
		8,787,366
Textiles, Apparel & Luxury Goods — 2.4%
Eclat Textile Co. Ltd.	80,000	1,305,298
Feng TAY Enterprise Co. Ltd.	564,800	2,277,770
Fulgent Sun International Holding Co. Ltd.	505,000	1,741,218
Makalot Industrial Co. Ltd.	320,000	3,157,344
		8,481,630
TOTAL CONSUMER DISCRETIONARY		28,657,667
CONSUMER STAPLES — 2.1%
Consumer Staples Distribution & Retail — 2.1%
President Chain Store Corp.	869,000	7,236,539
TOTAL CONSUMER STAPLES		7,236,539
INDUSTRIALS — 6.3%
Electrical Equipment — 6.3%
Bizlink Holding, Inc.	815,000	16,233,260
Fortune Electric Co. Ltd. (a)	330,400	5,594,311
TOTAL INDUSTRIALS		21,827,571
INFORMATION TECHNOLOGY — 70.8%
Communications Equipment — 0.8%
Arizon RFID Technology Cayman Co. Ltd.	20,000	134,840
EZconn Corp. (a)	166,000	2,580,735
		2,715,575
Electronic Equipment, Instruments & Components — 11.1%
All Ring Tech Co. Ltd.	84,000	1,121,017
Delta Electronics, Inc.	1,189,000	13,946,033
E Ink Holdings, Inc.	187,000	1,617,677
Fositek Corp. (a)	276,000	7,664,071
Hon Hai Precision Industry Co. Ltd.	426,000	2,563,895
Lotes Co. Ltd.	146,000	8,045,439
Unimicron Technology Corp.	766,000	3,513,653
		38,471,785
Semiconductors & Semiconductor Equipment — 45.8%
Alchip Technologies Ltd. (a)	85,000	5,796,109
ASPEED Technology, Inc.	21,000	2,640,920
eMemory Technology, Inc.	151,000	13,550,627
Global Unichip Corp. (a)	100,000	3,663,455
Grand Process Technology Corp.	252,000	12,761,752
Jentech Precision Industrial Co. Ltd. (a)	324,000	13,814,611
LandMark Optoelectronics Corp. (a)	362,000	3,822,492
MediaTek, Inc.	84,000	3,245,390
SDI Corp.	616,000	1,934,304
Taiwan Semiconductor Manufacturing Co. Ltd.	2,781,000	85,271,557
Visual Photonics Epitaxy Co. Ltd. (a)	1,954,000	10,226,272
WinWay Technology Co. Ltd.	77,000	2,797,155
		159,524,644
Technology Hardware, Storage & Peripherals — 13.1%
Asia Vital Components Co. Ltd. (a)	607,000	12,015,547
AURAS Technology Co. Ltd.	25,000	524,890
King Slide Works Co. Ltd. (a)	300,000	13,483,976
Quanta Computer, Inc.	1,624,000	14,548,656
Wiwynn Corp.	84,000	5,003,848
		45,576,917
TOTAL INFORMATION TECHNOLOGY		246,288,921
MATERIALS — 2.3%
Metals & Mining — 2.3%
Century Iron & Steel Industrial Co. Ltd. (a)	1,488,000	8,016,501
TOTAL MATERIALS		8,016,501
TOTAL COMMON STOCKS (Cost — $202,585,946)		316,892,975
TOTAL INVESTMENTS — 91.1% (Cost — $202,585,946)		316,892,975
OTHER ASSETS AND LIABILITIES, NET—8.9%		30,997,900
NET ASSETS—100.0%		347,890,875

Legend:

US $ – United States dollar

(a)	All or a portion of the security is on loan. The market value of the securities on loan is $35,641,334, collateralized by non-cash collateral such as U.S. Government securities in the amount of $38,240,279.